Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Consolidated statement of operations [Member] | Chinese Renminbi [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Currency exchange value	7.15	6.83	6.44
Consolidated statement of operations [Member] | Myanmar Kyat [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Currency exchange value	$ 2,103	$ 1,995	$ 1,729
Balance sheet [Member] | Chinese Renminbi [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Currency exchange value	7.27	6.86
Balance sheet [Member] | Myanmar Kyat [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Currency exchange value	$ 2,103	$ 2,103